Note 14 - Voyage, Vessel Operating Expenses and Commissions (Details) - Summary of Voyage, Vessel Operating Expenses, and Commissions (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Voyage expenses
Voyage expenses	$ 3,963,181	$ 1,537,898	$ 1,329,668
Vessel operating expenses
Vessel operating expenses	25,279,087	25,191,250	25,075,139
Port Charges and Canal Dues [Member]
Voyage expenses
Voyage expenses	1,214,856	364,091	442,783
Bunkers [Member]
Voyage expenses
Voyage expenses	2,748,325	1,173,807	886,885
Crew Wages and Related Costs [Member]
Vessel operating expenses
Vessel operating expenses	13,985,377	13,921,033	13,864,535
Insurance [Member]
Vessel operating expenses
Vessel operating expenses	2,364,112	2,222,912	2,435,144
Repairs and Maintenance [Member]
Vessel operating expenses
Vessel operating expenses	501,733	478,197	511,569
Lubricants [Member]
Vessel operating expenses
Vessel operating expenses	2,379,191	2,836,561	2,846,087
Spares and Consumable Stores [Member]
Vessel operating expenses
Vessel operating expenses	4,083,942	4,204,965	4,083,590
Professional and Legal Fees [Member]
Vessel operating expenses
Vessel operating expenses	498,240	158,978	137,047
Other Vessel Operating Expenses [Member]
Vessel operating expenses
Vessel operating expenses	$ 1,466,492	$ 1,368,604	$ 1,197,167